Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
C000107379
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WOA All Asset I
Without Sales Load [Member] | C000107379
Average Annual Return [Line Items]
Average Annual Return, Percent	9.23%	6.43%	4.74%
60% - MSCI AC World Net / 40% -Bloomberg Glo Agg TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% - MSCI AC World Net / 40% -Bloomberg Glo Agg TR
Average Annual Return, Percent	10.13%	6.87%	5.76%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net (USD)
Average Annual Return, Percent	15.06%	12.79%	9.11%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	2.98%	(1.95%)	0.45%